Significant subsidiaries and equity method investments (Tables)	12 Months Ended
Dec. 31, 2022
Significant subsidiaries and equity method investments
Significant subsidiaries
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
End of 2022
Credit Suisse Group AG
Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7	100
Credit Suisse Insurance Linked Strategies Ltd	Zurich, Switzerland	CHF	0.2	100
Credit Suisse (Poland) Sp. z o.o	Warsaw, Poland	PLN	20.0	100
Credit Suisse Services AG	Zurich, Switzerland	CHF	1.0	100
Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0	100
Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	17.0	100
CS LP Holding AG	Zug, Switzerland	CHF	0.1	100
Inreska Limited	St. Peter Port, Guernsey	GBP	3.0	100
Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5	88
Credit Suisse AG
Alpine Securitization LTD	George Town, Cayman Islands	USD	0.0	100
Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6	100
Banco Credit Suisse (Mexico), S.A.	Mexico City, Mexico	MXN	3,591.7	100
Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8	100
Bank-now AG	Horgen, Switzerland	CHF	30.0	100
Boston Re Ltd.	Hamilton, Bermuda	USD	2.0	100
Casa de Bolsa Credit Suisse (Mexico), S.A. de C.V.	Mexico City, Mexico	MXN	274.0	100
Column Financial, Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1	100
Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios	São Paulo, Brazil	BRL	98.4	100
Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0	100
Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	8,192.9	100
Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	170.0	100
Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	230.9	100
Credit Suisse (Qatar) LLC	Doha, Qatar	USD	29.0	100
Credit Suisse (Schweiz) AG	Zurich, Switzerland	CHF	100.0	100
Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	470.8	100
Credit Suisse (UK) Limited	London, United Kingdom	GBP	245.2	100
Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse Asset Management (Schweiz) AG	Zurich, Switzerland	CHF	0.2	100
Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2	100
Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0	100
Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1	100
Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0	100
Credit Suisse Asset Management Real Estate GmbH	Frankfurt, Germany	EUR	6.1	100
Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,215.9	100
Credit Suisse Atlas I Investments (Luxembourg) S.à r.l.	Luxembourg, Luxembourg	USD	0.0	100
Credit Suisse Bank (Europe), S.A.	Spain, Madrid	EUR	18.0	100
Credit Suisse Brazil (Bahamas) Limited	Nassau, Bahamas	USD	70.0	100
Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0	100
Credit Suisse Capital LLC	Wilmington, United States	USD	1,702.3	100
Credit Suisse Entrepreneur Capital AG	Zurich, Switzerland	CHF	15.0	100
Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5	100
Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1	100
Credit Suisse First Boston (Latam Holdings) LLC	George Town, Cayman Islands	USD	28.8	100
Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0	100
Significant subsidiaries (continued)
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	6.6	100
Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3	100
Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5	100
Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0	100
Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6	100
Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6	100
Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0	100
Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse International	London, United Kingdom	USD	11,366.2	100	[1]
Credit Suisse Istanbul Menkul Degerler A.S.	Istanbul, Türkiye	TRY	10.0	100
Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	0.5	100
Credit Suisse Loan Funding LLC	Wilmington, United States	USD	1.7	100
Credit Suisse Management LLC	Wilmington, United States	USD	891.4	100
Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	737.5	100
Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4	100
Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	3,859.3	100
Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	2,080.9	100
Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.7	100
Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0	100
Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0	100
Credit Suisse Securities (Singapore) Pte. Limited	Singapore, Singapore	SGD	30.0	100
Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0	100
Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	1,200.7	100
Credit Suisse Services (India) Private Limited	Pune, India	INR	0.1	100
Credit Suisse Services (USA) LLC	Wilmington, United States	USD	15.4	100
CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1	100
CSSEL Guernsey Bare Trust	St. Peter Port, Guernsey	USD	0.0	100
DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0	100
Fides Treasury Services AG	Zurich, Switzerland	CHF	2.0	100
JSC "Bank Credit Suisse (Moscow)"	Moscow, Russia	RUB	460.0	100
Lime Residential, Ltd.	Nassau, Bahamas	USD	0.0	100
LLC "Credit Suisse Securities (Moscow)"	Moscow, Russia	RUB	727.0	100
Merban Equity AG	Zug, Switzerland	CHF	0.1	100
Select Portfolio Servicing, Inc.	Utah, United States	USD	0.0	100
Solar Investco II Ltd.	George Town, Cayman Islands	USD	0.0	100
SP Holding Enterprises Corp.	Wilmington, United States	USD	0.0	100
SR Lease Co VI Ltd.	George Town, Cayman Islands	USD	0.0	100
PT Credit Suisse Sekuritas Indonesia	Jakarta, Indonesia	IDR	235,000.0	99
Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1	98
Credit Suisse Securities (China) Limited	Beijing, China	CNY	1,089.0	51
1 98% of voting rights and 98% of equity interest held by Credit Suisse AG.
Significant equity method investments
Company name	Domicile	Equity interest in %

Credit Suisse Group AG & Credit Suisse AG
Swisscard AECS GmbH	Horgen, Switzerland	50
ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China	20
York Capital Management Global Advisors, LLC	New York, United States	5	[1]
Holding Verde Empreendimentos e Participações S.A.	São Paulo, Brazil	0	[1]
1 The Group holds a significant noncontrolling interest.

Bank
Significant subsidiaries and equity method investments
Significant subsidiaries
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
End of 2022
Credit Suisse AG
Alpine Securitization LTD	George Town, Cayman Islands	USD	0.0	100
Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6	100
Banco Credit Suisse (Mexico), S.A.	Mexico City, Mexico	MXN	3,591.7	100
Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8	100
Bank-now AG	Horgen, Switzerland	CHF	30.0	100
Boston Re Ltd.	Hamilton, Bermuda	USD	2.0	100
Casa de Bolsa Credit Suisse (Mexico), S.A. de C.V.	Mexico City, Mexico	MXN	274.0	100
Column Financial, Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1	100
Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios	São Paulo, Brazil	BRL	98.4	100
Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0	100
Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	8,192.9	100
Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	170.0	100
Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	230.9	100
Credit Suisse (Qatar) LLC	Doha, Qatar	USD	29.0	100
Credit Suisse (Schweiz) AG	Zurich, Switzerland	CHF	100.0	100
Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	470.8	100
Credit Suisse (UK) Limited	London, United Kingdom	GBP	245.2	100
Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse Asset Management (Schweiz) AG	Zurich, Switzerland	CHF	0.2	100
Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2	100
Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0	100
Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1	100
Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0	100
Credit Suisse Asset Management Real Estate GmbH	Frankfurt, Germany	EUR	6.1	100
Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,215.9	100
Credit Suisse Atlas I Investments (Luxembourg) S.à r.l.	Luxembourg, Luxembourg	USD	0.0	100
Credit Suisse Bank (Europe), S.A.	Spain, Madrid	EUR	18.0	100
Credit Suisse Brazil (Bahamas) Limited	Nassau, Bahamas	USD	70.0	100
Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0	100
Credit Suisse Capital LLC	Wilmington, United States	USD	1,702.3	100
Credit Suisse Entrepreneur Capital AG	Zurich, Switzerland	CHF	15.0	100
Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5	100
Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1	100
Credit Suisse First Boston (Latam Holdings) LLC	George Town, Cayman Islands	USD	28.8	100
Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0	100
Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	6.6	100
Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3	100
Significant subsidiaries (continued)
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5	100
Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0	100
Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6	100
Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6	100
Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0	100
Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse Istanbul Menkul Degerler A.S.	Istanbul, Türkiye	TRY	10.0	100
Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	0.5	100
Credit Suisse Loan Funding LLC	Wilmington, United States	USD	1.7	100
Credit Suisse Management LLC	Wilmington, United States	USD	891.4	100
Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	737.5	100
Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4	100
Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	3,859.3	100
Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	2,080.9	100
Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.7	100
Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0	100
Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0	100
Credit Suisse Securities (Singapore) Pte. Limited	Singapore, Singapore	SGD	30.0	100
Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0	100
Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	1,200.7	100
Credit Suisse Services (India) Private Limited	Pune, India	INR	0.1	100
Credit Suisse Services (USA) LLC	Wilmington, United States	USD	15.4	100
CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1	100
CSSEL Guernsey Bare Trust	St. Peter Port, Guernsey	USD	0.0	100
DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0	100
Fides Treasury Services AG	Zurich, Switzerland	CHF	2.0	100
JSC "Bank Credit Suisse (Moscow)"	Moscow, Russia	RUB	460.0	100
Lime Residential, Ltd.	Nassau, Bahamas	USD	0.0	100
LLC "Credit Suisse Securities (Moscow)"	Moscow, Russia	RUB	727.0	100
Merban Equity AG	Zug, Switzerland	CHF	0.1	100
Select Portfolio Servicing, Inc.	Utah, United States	USD	0.0	100
Solar Investco II Ltd.	George Town, Cayman Islands	USD	0.0	100
SP Holding Enterprises Corp.	Wilmington, United States	USD	0.0	100
SR Lease Co VI Ltd.	George Town, Cayman Islands	USD	0.0	100
PT Credit Suisse Sekuritas Indonesia	Jakarta, Indonesia	IDR	235,000.0	99
Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1	98
Credit Suisse International	London, United Kingdom	USD	11,366.2	98	[1]
Credit Suisse Securities (China) Limited	Beijing, China	CNY	1,089.0	51
1 Remaining 2% held directly by Credit Suisse Group AG. 98% of voting rights and 98% of equity interest held by Credit Suisse AG.
Significant equity method investments
Company name	Domicile	Equity interest in %
End of 2022
Credit Suisse AG
Swisscard AECS GmbH	Horgen, Switzerland	50
ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China	20
York Capital Management Global Advisors, LLC	New York, United States	5	[1]
Holding Verde Empreendimentos e Participações S.A.	São Paulo, Brazil	0	[1]
1 The Bank holds a significant noncontrolling interest.